Employee Compensation - Schedule of ICU's Outstanding and Vested (Details) - Incentive Compensation Units - $ / shares	12 Months Ended
	Dec. 31, 2023	Sep. 30, 2024
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Unvested and outstanding as of September 30, 2024	8,633,000	156
ICUs Vested	8,037,000
Weighted-Average Threshold Price, Outstanding	$ 4.73
Weighted-Average Threshold Price, Vested	$ 4.66
Weighted-Average Remaining Contractual Term (Years), Outstanding	5 years 10 months 13 days
Weighted-Average Remaining Contractual Term (Years), Vested	5 years 9 months 14 days
Weighted average grant date fair value, Unvested and outstanding as of September 30, 2024	$ 3.59	$ 9.38
Weighted-Average Grant Date Fair Value, Vested	$ 3.28